Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Assets:
Derivative Assets	$ 6.5	$ 16.9
Recurring [Member]
Assets:
Available for sale securities	12.4	12.2
Derivative Assets	6.5	16.9
Liabilities:
Derivative liabilities	18.6	10.3
Quoted Prices in Active Markets, Level 1 [Member] | Recurring [Member]
Assets:
Available for sale securities	0	12.2
Derivative Assets	0	0.1
Liabilities:
Derivative liabilities	2.9	2.4
Significant Other Observable Inputs, Level 2 [Member] | Recurring [Member]
Assets:
Available for sale securities	12.4	0
Derivative Assets	6.5	16.8
Liabilities:
Derivative liabilities	15.7	7.9
Significant Other Unobservable Inputs, Level 3 [Member] | Recurring [Member]
Assets:
Available for sale securities	0	0
Derivative Assets	0	0
Liabilities:
Derivative liabilities	$ 0	$ 0